Property and Equipment, net (Details) - Schedule of Property and Equipment Net - Property and Equipment [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Property and Equipment Net [Line Items]
Property and equipment	$ 5,022,400	$ 2,887,886
Less: Accumulated depreciation	(2,981,158)	(682,802)
Property and equipment, net	2,041,242	2,205,084
Leasehold improvement	17,329
Land [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	721,462	721,462
Buildings [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	1,129,961	1,129,961
Machinery & equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	1,974,266	92,654
Vehicles [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	153,851	153,851
Furniture and fixtures [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	154,804	91,958
Software [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment	$ 870,727	$ 698,000